Organization and Principal Activities (Details)				12 Months Ended
	Jun. 21, 2024 USD ($)	Jun. 21, 2024 HKD ($)	Jun. 21, 2024 SGD ($)	Jun. 30, 2025
Organization and Principal Activities [Line Items]
Incorporation date				May 31, 2024
Mr. Hau [Member]
Organization and Principal Activities [Line Items]
Cash consideration	$ 2,048,695
Accolade Consultants Limited [Member]
Organization and Principal Activities [Line Items]
Cash consideration		$ 8,768,765.34
Accolade Corporate Services Limited [Member]
Organization and Principal Activities [Line Items]
Cash consideration		$ 6,531,673.28
Accolade IP (SG) Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Cash consideration			$ 121,954.42